Equity Capital Structure	12 Months Ended
Dec. 31, 2021
Equity Capital Structure [Abstract]
Equity Capital Structure
8.	Equity Capital Structure:

Under the Company’s articles of incorporation, the Company’s authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares.

(a)	Common Shares:

Each outstanding common share entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, common shareholders are entitled to receive ratably all dividends, if any, declared by the Company’s board of directors out of funds legally available for dividends. Upon the Company’s dissolution or liquidation or the sale of all or substantially all of its assets, the common shareholders are entitled to receive pro rata the remaining assets available for distribution. Common shareholders do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. The rights, preferences and privileges of common shareholders are subject to the rights of the holders of any preferred shares, which the Company has or may issue in the future.

June 2019 at-the-market common stock offering program (the “First ATM Program”)

On June 28, 2019, the Company, entered into an equity distribution agreement,with Maxim Group LLC (“Maxim”) acting as sales agent over a minimum period of 12 months, under which the Company could, from time to time, offer and sell shares of its common stock through an at-the-market offering program. No warrants, derivatives, or other share classes were associated with this transaction. During the period from July 15, 2019, up to September 9, 2019, the Company raised gross and net proceeds (after deducting sales commissions and other fees and expenses) under the First ATM Program of $2.6 million and $2.3 million, respectively, by issuing and selling 61,811 common shares. No further sales under the First ATM Program occurred since then. On June 21, 2021, the Company terminated the First ATM Program, and, as a result, it has not incurred any further sales under it.

June 2020 underwritten common stock follow-on offering (the “2020 June Equity Offering”)

On June 23, 2020, the Company entered into an agreement with Maxim acting as underwriter, pursuant to which it offered and sold 5,911,000 units, each unit consisting of (i) one common share or a pre-funded warrant to purchase one common share at an exercise price equal to $0.10 per common share (a “Pre-Funded Warrant”), and (ii) one Class A Warrant to purchase one common share (a “Class A Warrant”), for $3.50 per unit (or $3.40 per unit including a Pre-Funded Warrant). This offering closed on June 26, 2020 and resulted in the issuance of 5,908,269 common shares (the “ 2020 June Equity Offering Shares”) and 5,911,000 Class A Warrants, which also included 771,000 over-allotment units pursuant to an over-allotment option that was exercised by Maxim on June 24, 2020. The Company raised gross and net cash proceeds from this transaction of $20.7 million and $18.6 million, respectively.

The Class A Warrants issued in the above offering have a term of five years and are exercisable immediately and throughout their term for $3.50 per common share (American style option). The exercise price of the Class A Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

During the years ended December 31, 2020, and 2021, there were exercises of 301,950 and 5,546,706 Class A Warrants pursuant to which the Company received proceeds of $1.1 million and $19.4 million, respectively, and, as a result, as of December 31, 2021, 62,344 Class A Warrants remained unexercised and potentially issuable into common stock of the Company.

On initial recognition the fair value of the Class A Warrants was $22.4 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Class A Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the Class A Warrants valuation was 153.5%. A 5% increase in the volatility applied would have led to an increase of 1.4% in the fair value of the Class A Warrants.

2020 registered direct equity offering (the “2020 July Equity Offering”)

On July 12, 2020, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 5,775,000 common shares in a registered offering. In a concurrent private placement, the Company also issued warrants to purchase up to 5,775,000 common shares (the “Private Placement Warrants”). In connection with this offering, which closed on July 15, 2020, the Company received gross and net cash proceeds of approximately $17.3 million and $15.7 million, respectively.

The 2020 Private Placement Warrants issued in the offering discussed above have a term of five years and are exercisable immediately and throughout their term for $3.50 per common share (American style option). The exercise price of the Private Placement Warrant is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

Between their issuance date, being July 15, 2020 and December 31, 2020, there were no exercises of Private Placement Warrants. During the year ended December 31, 2021, there were exercises of 5,707,136 Private Placement Warrants pursuant to which the Company received total gross proceeds of $20.0 million. As of December 31, 2021, 67,864 Private Placement Warrants remained unexercised and potentially issuable into common stock of the Company.

On initial recognition the fair value of the Private Placement Warrants was $13.2 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Private Placement Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the Private Placement Warrants valuation was 153.2%. A 5% increase in the volatility applied would have led to an increase of 1.9% in the fair value of the Private Placement Warrants.

2021 First Registered Direct Equity Offering

On December 30, 2020, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 9,475,000 common shares and warrants to purchase up to 9,475,000 common shares (the “January 5 Warrants”) in a registered direct offering. In connection with this direct equity offering, which closed on January 5, 2021, the Company received gross and net cash proceeds of approximately $18.0 million and $16.5 million, respectively.

The January 5 Warrants issued in the above equity offering had a term of five years and were exercisable immediately and throughout their term for $1.90 per common share (American style option). The exercise price of the January 5 Warrants was subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and upon any distributions of assets, including cash, stock or other property to existing shareholders.

As of February 10, 2021, all the January 5 Warrants had been exercised, and, pursuant to their exercise and the issuance by the Company of 9,475,000 common shares, the Company received gross and net proceeds of $18.0 million.

On initial recognition the fair value of the January 5 Warrants was $22.2 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the January 5 Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the January 5 Warrants valuation was 137.5%. A 5% increase in the volatility applied would have led to an increase of 1.7% in the fair value of the January 5 Warrants.

2021 Second Registered Direct Equity Offering

On January 8, 2021, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 13,700,000 common shares and warrants to purchase up to 13,700,000 common shares (the “January 12 Warrants”) in a registered direct offering. In connection with this direct equity offering, which closed on January 12, 2021, the Company received gross and net cash proceeds of $26.0 million and $24.1 million, respectively.

The January 12 Warrants issued in the above offering had a term of five years and were exercisable immediately and throughout their term for $1.90 per common share (American style option). The exercise price of the January 12 Warrants was subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

As of February 10, 2021, all the January 12 Warrants had been exercised, and, pursuant to their exercise and the issuance by the Company of 13,700,000 common shares, the Company received gross and net proceeds of $26.0 million.

On initial recognition the fair value of the January 12 Warrants was $37.3 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the January 12 Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the January 12 Warrants valuation was 152.1%. A 5% increase in the volatility applied would have led to an increase of 1.3% in the fair value of the January 12 Warrants.

2021 Third Registered Direct Equity Offering

On April 5, 2021, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 19,230,770 common shares and warrants to purchase up to 19,230,770 common shares (the “April 7 Warrants”) in a registered direct offering. In connection with this direct equity offering, which closed on April 7, 2021, the Company received gross and net cash proceeds of approximately $125.0 million and $116.3 million, respectively.

The April 7 Warrants issued in the above offering have a term of five years and are exercisable immediately and throughout their term for $6.50 per common share (American style option). The exercise price of the April 7 Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

Between their issuance date and December 31, 2021, there were no exercises of the April 7 Warrants and, as a result, as of December 31, 2021, 19,230,770 April 7 Warrants remained unexercised and potentially issuable into common stock of the Company.

On initial recognition the fair value of the April 7 Warrants was $106.6 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the April 7 Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the April 7 Warrants valuation was 201.7%. A 5% increase in the volatility applied would have led to an increase of 0.7% in the fair value of the April 7 Warrants.

The Company accounted for the Class A Warrants, the Private Placement Warrants and the January 5, January 12 and April 7 Warrants as equity in accordance with the accounting guidance under ASC 815-40. The accounting guidance provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity’s own stock and (ii) meets the equity classifications conditions. The Company concluded these warrants were equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

June 2021 at-the-market common stock offering program (the “Second ATM Program”)

On June 14, 2021, the Company, entered into a new at-the-market offering program with Maxim acting as a sales agent over a minimum period of 12 months under which the Company may, from time to time, offer and sell its common stock through an at-the-market offering having an aggregate offering price of up to $300.0 million. No warrants, derivatives, or other share classes were associated with this transaction. As of December 31, 2021, the Company had raised gross and net proceeds (after deducting sales commissions and other fees and expenses) under the Second ATM Program of $12.9 million and $12.4 million, respectively, by issuing and selling 4,654,240 common shares.

Reverse Stock Split

On May 28, 2021, the Company effected a one-for-ten reverse stock split of its common stock without any change in the number of authorized common shares. All share and per share amounts, as well as warrant shares eligible for purchase under the Company’s effective warrant schemes in the accompanying consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of outstanding shares as of May 28, 2021, was decreased to 89,955,848 while the par value of the Company’s common shares remained unchanged at $0.001 per share.

(b)	Preferred Shares:

On September 22, 2017, Castor entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders of Spetses to acquire all of the outstanding common shares of Spetses in exchange for Castor issuing (i) 240,000 common shares proportionally to the then shareholders of Spetses, (ii) 12,000 Series B preferred shares to Thalassa, and (iii) 480,000  9.75% Series A cumulative redeemable perpetual preferred shares to the then shareholders of Spetses excluding Thalassa, all at par value of $0.001 (the “Series A Preferred Shares”). As the Exchange Agreement also involved the issuance of preferred shares, which were a new and additional class of shares, these have been recorded at fair value. The Company determined the fair value of the 9.75% Series A cumulative redeemable perpetual preferred shares to be $2.74 million as of September 22, 2017, the date of their issuance, and reflected the amount within Additional paid-in capital. The Series B preferred shares were deemed to have a fair value of zero as they have no rights to dividends, do not have redemption/call rights and do not have any redemption features or a liquidation preference.

Series A Preferred Shares amendment and accumulated dividends settlement:

On October 10, 2019, the Company reached an agreement with the holders of its Series A Preferred Shares to settle in full all accumulated dividend obligations on the Series A Preferred Shares (the “Series A Preferred Shares Settlement Agreement”) and to simultaneously adopt an Amended and Restated Statements of Designations of its Series A Preferred Shares (the  “Series A Preferred Stock Amendment Agreement”). Pursuant to the Series A Dividends Settlement Agreement, the Series A Preferred holders agreed to forgive the Company’s obligations related to all due and overdue accumulated dividends on the Series A Preferred shares during the period from their original issue date up to and including June 30, 2019, amounting to $4.3 million, and to receive, in settlement thereof, 30,000 newly issued common shares, the fair value of which as of the settlement date amounted to $967,800 and was determined through Level 1 input data of the fair value hierarchy, i.e. the common share closing market price at the date of issuance (the “Settlement Shares”). The dividends waived amounted to $3,379,589 and an amount of $1,819,575 was charged against retained earnings and an amount of $1,560,014 in the absence of retained earnings, charged against paid-in-capital. The Settlement Shares were issued to the Series A Preferred holders on October 17, 2019.

In addition, in accordance with the terms of the Series A Amended SOD, the Company and the Series A Preferred holders mutually agreed to:

i)	waive all dividend payment obligations on the Series A Preferred Shares during the period from July 1, 2019 until December 31, 2021;
ii)
reduce the previous progressively increasing dividend payment default rate that was 1.30 times the rate payable on the Series A Preferred Shares on the date preceding such payment to a fixed dividend payment default rate that is 1.30 times the base dividend payment rate;

iii)
increase the redemption price of the Series A Preferred Shares to $30 from $25 per share in case that the Company exercises its current option to redeem the Series A Preferred Shares, in whole or in part, with cash; and

iv)	increase the liquidation preference from $25 to $30 per Series A Preferred Share.

The Company accounted for the amendment to the rights, preferences and privileges of the Series A Preferred Shares, in accordance with FASB ASC Topic 260-10-S99-2, as an extinguishment of the original preferred stock and the issuance of new preferred stock due to the significance of the modifications to the substantive contractual terms of the preferred stock and the associated fundamental changes to the nature of the preferred stock, which, as discussed above, included the forfeiture of accrued dividends on the Series A Preferred Shares up to and including June 30, 2019 and the issuance of 30,000 common shares in settlement thereof. Accordingly, upon extinguishment, the Company recorded a net gain of $112,637 on the Series A Preferred Stock within shareholders’ equity equal to the difference between the fair value of the new shares of preferred stock issued and the carrying amount of the old shares of preferred stock extinguished. The Company allocated the entire net gain on extinguishment of the Series A Preferred Shares to Additional paid-in capital. The net gain on extinguishment is reflected in the calculation of net income available to common stockholders in accordance with FASB ASC Topic 260, Earnings per Share. The non-recurring fair value measurement of the new Series A Preferred Shares was based on Level 3 hierarchical data using the income approach, which was based on projected cash flows discounted to their present value using a discount rate that considers the timing and risk of the forecasted cash flows. The discount rate used was 16.6% and was based on the average estimated value of a market participant’s cost of capital and debt, derived using customary market metrics and is considered an unobservable significant input.

On December 8, 2021, the Company redeemed all its 480,000 Series A Preferred Shares, each with a cash liquidation preference of $30, resulting in an aggregate redemption price of $14.4 million. The Company considered the guidance under FASB ASC Topic 260-10-S99-2 for the Series A Preferred Shares redemption and, as a result, the difference between the carrying value and the fair value of the Series A Preferred Shares, amounting to $11.8 million, was recognized in retained earnings as a deemed dividend, and has been considered in the 2021 earnings per share calculations (Note 11).

As of December 31, 2020, and 2021, there were no accumulated, due or overdue dividends on the Series A Preferred Shares.

Description of Series B Preferred Shares:

The Series B Preferred Shares have the following characteristics: (i) the Series B Preferred Shares are not convertible into common shares, (ii) each Series B Preferred Share has the voting power of 100,000 common shares and shall count for 100,000 votes for purposes of determining quorum at a meeting of shareholders, (iii) the Series B Preferred Shares have no dividend or distribution rights and (iv) upon any liquidation, dissolution or winding up of the Company, the Series B Preferred Shares shall have the same liquidation rights as the common shares.